Related Party Balances and Transactions (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current
Amounts due from related parties	$ 169,051
Non-current
Amounts due from related parties	50,000	304,820
AENEAS CAPITAL LIMITED [Member]
Current
Amounts due from related parties	169,051
Non-current
Amounts due from related parties		106,942
Aeneas Limited [Member]
Non-current
Amounts due from related parties		190,427
Aeneas Group Limited [Member]
Non-current
Amounts due from related parties		7,451
Jurchen Investment Corporation [Member]
Non-current
Amounts due from related parties	$ 50,000